Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		¥ 705,438	¥ 701,916
Deposits [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		26,568	27,100
Remittances and Transfers [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		84,342	82,896
Foreign Trading Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		35,453	37,002
Credit card business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		110,223	102,992
Security-related Services [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		119,007	127,151
Administration and management services for investment funds [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		74,928	80,643
Trust fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		57,459	55,086
Guarantee fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[1]	22,205	21,609
Insurance Commissions [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		23,469	25,302
Real Estate Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		17,878	18,140
Others [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[2]	¥ 133,906	¥ 123,995

[1]	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
[2]	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.